Other Long -Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Other Long-Term Liabilities [Abstract]
Particulars of Other long-term liabilities

	2011	2010

Long-term portion of income taxes payable	$119	$116
Long-term portion of fair value of hedges [note 21]	41	18
Asset retirement obligation	36	36
Deferred revenue	11	15

	$207	$185